Other Receivables	12 Months Ended
Sep. 30, 2022
Other receivables
Other receivables

Note 6 – Other receivables

Other receivables as of September 30, 2021 mainly resulted from the following: (1) in June 2021 and August 2021, to ensure that the Company’s procurement needs are prioritized, the Company provided RMB80 million (approximately $12,384,000) working capital support to two major suppliers for their supply chain projects. The working capital support is for one year and guaranteed by two third parties and collateralized by their property and buildings. In return, the Company earns interest at a fixed annual rate of 7%. Interest income is accrued on a monthly basis and will be collected upon maturity. In January 2022, these two suppliers issued six-month bankers’ acceptances in the amount of RMB80 million to the Company; and (2) in fiscal year 2021, the Company made prepayments to three suppliers for raw material purchases. Due to the impact of the COVID-19 pandemic, those three suppliers could not deliver raw materials to the Company as agreed upon. As a result, one of them refunded RMB20 million (approximately $3,100,000) to the Company in December 2021 and two issued six-month bankers’ acceptances in the amount of RMB35 million (approximately $5,418,000) to the Company in January 2022. The above balances were fully collected in August 2022.